Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of inventories

	2024 US$m	2023 US$m

(a) Inventories (current)
Petroleum products
Goods in transit	85	41
Finished stocks	135	93
Warehouse stores and materials	457	476
Carbon credits	7	6

	684	616

(b) Inventories (non-current)
Warehouse stores and materials	18	3
Carbon credits	195	117

	213	120